Commitments And Contingencies (Tables)	12 Months Ended
Aug. 31, 2021
Commitments And Contingencies [Abstract]
Long-Term Operating Commitments

	Purchase Obligations (1)	Property, Plant and Equipment
Within one year	420	157

1 to 3 years	297	9

3 to 5 years	174	–
Over 5 years	111	–

	1,002	166

(1)	Includes contractual obligations under service, product, and wireless device contracts, program related agreements and exclusive rights to use intellectual property in Canada.